September 11, 2007

Dreyfus Municipal Bond Fund
Dreyfus Smallcap Stock Index Fund
Dreyfus S&P 500 Index Fund
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
Dreyfus Midcap Index Fund, Inc.
Dreyfus Small Company Value Fund
Dreyfus Midcap Value Fund
Dreyfus Emerging Leaders Fund
Dreyfus New York Tax Exempt Intermediate Bond Fund
Dreyfus Florida Intermediate Municipal Bond Fund
Dreyfus Premier California Tax Exempt Bond Fund, Inc. – Class Z
Dreyfus Intermediate Municipal Bond Fund, Inc.
General New York Municipal Bond Fund, Inc.
Dreyfus New York Tax Exempt Bond Fund, Inc.
Dreyfus Premier Municipal Bond Fund – Class Z
Dreyfus Premier State Municipal Bond Fund, Massachusetts Series – Class Z
Dreyfus Tax Managed Balanced Fund
Dreyfus Premier New Jersey Municipal Bond Fund, Inc. – Class Z
Dreyfus Premier State Municipal Bond Fund, Connecticut Series – Class Z

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the fund’s prospectus.

Effective December 1, 2007, the fund will no longer assess a redemption fee on shares that are redeemed or exchanged before the end of the required holding period. The fund reserves the right to reimpose a redemption fee in the future.